Convertible Senior Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Less: unamortized discount and debt issuance costs	$ (15)	¥ (105)	¥ (110)
iQIYI Convertible Notes [Member]
Debt Instrument [Line Items]
Principal	1,084	7,583	8,161
Less: unamortized discount and debt issuance costs	(84)	(588)	(432)
Net carrying amount	$ 1,168	¥ 8,171	¥ 8,593